Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands						1 Months Ended				12 Months Ended
	Sep. 06, 2022 USD ($)	Sep. 06, 2022 ILS (₪)	Jan. 03, 2022 USD ($)	Jan. 03, 2022 ILS (₪)	Jan. 03, 2022 ILS (₪)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Jan. 16, 2022 USD ($)	Jan. 16, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)
Commitments and Contingencies Disclosure [Abstract]
Royalty commitments, description										Under the Company’s research and development agreements with the Israel Innovation Authority (the IIA) and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the IIA.
Outstanding contingent obligation to pay royalties										$ 3,603
Debt										$ 54,000
Consideration for the Machine			$ 241,000		₪ 750,694
Consideration for Claimed damages			$ 160,000	₪ 500,000
Customer’s claims paid											$ 210,000	₪ 700,000
Insurance proceeds	$ 54,000	₪ 190,000
Employee benefits								$ 361,000	₪ 1,232,709
Costs						$ 28,000	₪ 100,000